Operations in hydrocarbon consortiums - Summary of financial information of joint operation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Non-current assets	$ 1,308,688	$ 1,104,776	$ 1,012,562
Current assets	375,070	267,836
Liabilities
Non-current liabilities	732,761	530,356
Current liabilities	385,738	333,738
Operating costs	(107,123)	(88,018)	(114,431)
Selling expenses	42,748	24,023	27,138
General and administrative expenses	(45,858)	(33,918)	(42,400)
Exploration expenses	(561)	(646)	(676)
Financial results, net	(57,789)	(42,854)	(31,108)
Group And Vista Argentina [Member]
Assets
Non-current assets	88,927	11,465
Current assets	6,432	3,967
Liabilities
Non-current liabilities	57,088	1,353
Current liabilities	23,913	3,509
Revenue from contracts with customers	3,200	2,490	4,522
Operating costs	(4,513)	(4,914)	(9,103)
Selling expenses	(256)	(4)	(106)
General and administrative expenses	(953)	(1,760)	(1,488)
Exploration expenses	(446)	(646)	(667)
Other operating income and expenses	(8,076)	(1,385)	(74)
Financial results, net	(457)	56	(961)
Total costs and expenses for the period/year	$ (11,501)	$ (6,163)	$ (7,877)